Note 7 Fair value of financial instruments by levels (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	€ 106,396	€ 108,948
Derivative financial assets held for trading	33,439	36,003
Equity instruments held at fair value through profit or loss, classified as held for trading	6,744	6,760
Debt instruments held for trading	27,796	27,955
Loans and advances at fair value through profit or loss, classified as held for trading	38,417	38,230
Financial assets at fair value through profit or loss, mandatorily measured at fair value	10,841	10,546
Equity instruments, mandatorily measured at fair value	9,822	9,782
Equity instruments, mandatorily measured at fair value	599	407
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value	419	358
Financial liabilities at fair value through profit or loss	980	836
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	980	836
Financial assets at fair value through other comprehensive income	58,182	59,002
Investments in equity instruments designated at fair value through other comprehensive income	1,603	1,451
Debt securities at fair value through other comprehensive income	56,554	57,526
Loans and advances to credit institutions at fair value through other comprehensive income	25	25
Derivative financial assets held for hedging	902	1,158
Current financial liabilities at fair value through profit or loss, classified as held for trading	82,995	86,591
Derivative financial liabilities held for trading	31,640	33,059
Short positions held for trading	13,199	13,878
Deposits at fair value through profit or loss that meet definition of held for trading	38,156	39,654
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	16,061	14,952
Deposits from credit institutions at fair value	0	0
Customer deposits at fair value	903	934
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	4,788	4,597
Other financial liabilities at fair value	10,369	9,420
Derivative financial liabilities held for hedging	2,135	2,503
Level 1 Of Fair Value Hierarchy [Member]
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	26,007	26,332
Derivative financial assets held for trading	481	969
Equity instruments held at fair value through profit or loss, classified as held for trading	6,535	6,602
Debt instruments held for trading	18,991	18,762
Loans and advances at fair value through profit or loss, classified as held for trading	0	0
Financial assets at fair value through profit or loss, mandatorily measured at fair value	8,684	8,511
Equity instruments, mandatorily measured at fair value	8,384	8,309
Equity instruments, mandatorily measured at fair value	300	202
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value	0	0
Financial liabilities at fair value through profit or loss	979	774
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	979	774
Financial assets at fair value through other comprehensive income	50,347	50,354
Investments in equity instruments designated at fair value through other comprehensive income	1,287	1,157
Debt securities at fair value through other comprehensive income	49,036	49,173
Loans and advances to credit institutions at fair value through other comprehensive income	25	25
Derivative financial assets held for hedging	0	0
Current financial liabilities at fair value through profit or loss, classified as held for trading	13,611	14,308
Derivative financial liabilities held for trading	592	1,118
Short positions held for trading	13,020	13,189
Deposits at fair value through profit or loss that meet definition of held for trading	0	0
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	0	0
Deposits from credit institutions at fair value		0
Customer deposits at fair value	0	0
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	0	0
Other financial liabilities at fair value	0	0
Derivative financial liabilities held for hedging	0	0
Level 2 Of Fair Value Hierarchy [Member]
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	78,275	80,323
Derivative financial assets held for trading	32,544	34,591
Equity instruments held at fair value through profit or loss, classified as held for trading	158	76
Debt instruments held for trading	8,195	8,438
Loans and advances at fair value through profit or loss, classified as held for trading	37,377	37,218
Financial assets at fair value through profit or loss, mandatorily measured at fair value	687	617
Equity instruments, mandatorily measured at fair value	36	107
Equity instruments, mandatorily measured at fair value	291	173
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value	360	336
Financial liabilities at fair value through profit or loss	0	62
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	0	62
Financial assets at fair value through other comprehensive income	5,988	7,515
Investments in equity instruments designated at fair value through other comprehensive income	80	79
Debt securities at fair value through other comprehensive income	5,908	7,436
Loans and advances to credit institutions at fair value through other comprehensive income	0	0
Derivative financial assets held for hedging	895	1,158
Current financial liabilities at fair value through profit or loss, classified as held for trading	67,531	71,072
Derivative financial liabilities held for trading	29,918	31,400
Short positions held for trading	175	673
Deposits at fair value through profit or loss that meet definition of held for trading	37,438	38,999
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	14,693	12,865
Deposits from credit institutions at fair value		0
Customer deposits at fair value	903	934
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	3,421	2,511
Other financial liabilities at fair value	10,369	9,420
Derivative financial liabilities held for hedging	2,111	2,480
Level 3 Of Fair Value Hierarchy [Member]
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	2,114	2,292
Derivative financial assets held for trading	414	443
Equity instruments held at fair value through profit or loss, classified as held for trading	52	83
Debt instruments held for trading	609	756
Loans and advances at fair value through profit or loss, classified as held for trading	1,040	1,011
Financial assets at fair value through profit or loss, mandatorily measured at fair value	1,470	1,418
Equity instruments, mandatorily measured at fair value	1,402	1,365
Equity instruments, mandatorily measured at fair value	8	31
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value	60	21
Financial liabilities at fair value through profit or loss	0	0
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	0	0
Financial assets at fair value through other comprehensive income	1,847	1,133
Investments in equity instruments designated at fair value through other comprehensive income	237	216
Debt securities at fair value through other comprehensive income	1,611	917
Loans and advances to credit institutions at fair value through other comprehensive income	0	0
Derivative financial assets held for hedging	7	0
Current financial liabilities at fair value through profit or loss, classified as held for trading	1,853	1,211
Derivative financial liabilities held for trading	1,131	541
Short positions held for trading	4	15
Deposits at fair value through profit or loss that meet definition of held for trading	718	656
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	1,367	2,087
Deposits from credit institutions at fair value		0
Customer deposits at fair value	0	0
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	1,367	2,087
Other financial liabilities at fair value	0	0
Derivative financial liabilities held for hedging	€ 24	€ 23